Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2019
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Detail of Income Tax Expense

The detail of income tax expense for the fiscal years ended March 31, 2019, 2018 and 2017 was as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Current tax:
Charge for period(1)	¥173,683	¥228,342	¥260,234
Deferred tax:
Origination and reversal of temporary differences	17,460	66,875	12,391
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(6,837)	(63,194)	(132,859)
Changes in tax rates and others(2)	—	(2,645)	—

Total deferred tax expense (benefit)	10,623	1,036	(120,468)

Total income tax expense	¥184,306	¥229,378	¥139,766

(1)	As a result of the adoption of IFRS 9, the current income tax expense of ¥103,264 million was recognized directly in equity for the fiscal year ended March 31, 2019.
(2)	The amount for the fiscal year ended March 31, 2018 mainly includes the effect of change in U.S. federal income tax rate which was changed from 36% to 21% effective January 1, 2018.

Reconciliations of Effective Income Tax Rates

The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2019, 2018 and 2017.

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions, except percentages)
Profit before tax	¥831,892	¥1,118,976	¥880,352
Income tax expense	184,306	229,378	139,766
Effective income tax rate	22.2%	20.5%	15.9%
Effective statutory tax rate in Japan(1)	30.6%	30.9%	30.9%
Nontaxable dividends received	(4.8%)	(0.8%)	(1.0%)
Non-Japanese earnings	(3.0%)	(3.6%)	(1.9%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	1.8%	0.3%	0.5%
Tax impact of share of post-tax profit in associates and joint ventures	(1.5%)	(1.4%)	(1.0%)
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable	1.0%	—	(0.7%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense(2)	(0.8%)	(5.7%)	(15.1%)
Tax impact of impairment losses of goodwill	—	0.8%	2.6%
Others—net	(1.1%)	—	1.6%

Effective income tax rate	22.2%	20.5%	15.9%

(1)

The effective statutory tax rate in Japan for the fiscal year ended March 31, 2019 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 1.0%, the effective inhabitant tax rate of 3.8% and the effective enterprise tax rate of 2.6%, which is payable by corporate entities on taxable profits under the tax laws in Japan. The effective corporation tax rate and the effective enterprise tax rate were changed from 23.4% and 2.7%, which were applied to the fiscal years ended March 31, 2018 and 2017, respectively.

(2)

The effect for the fiscal year ended March 31, 2017 was primarily due to the reversal of the write-down of deferred tax assets at March 31, 2017 in accordance with the application to the Commissioner of the National Tax Agency for permission to adopt the consolidated corporate-taxsystem in Japan from the fiscal year beginning April 1, 2017. For further information, see Note 22 “Deferred Income Tax.”